Schedule of Investments(a)
November 30, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–125.21%(b)
Advertising–1.60%
Clear Channel Outdoor Holdings, Inc.,
7.75%, 04/15/2028(c)	$207,000	$207,238
7.50%, 06/01/2029(c)	114,000	112,861
7.13%, 02/15/2031(c)	172,000	179,159
7.50%, 03/15/2033(c)	163,000	171,718
Lamar Media Corp., 5.38%, 11/01/2033(c)	490,000	491,147
		1,162,123
Aerospace & Defense–1.46%
TransDigm, Inc.,
6.75%, 08/15/2028(c)	514,000	525,151
6.00%, 01/15/2033(c)	529,000	541,347
		1,066,498
Alternative Carriers–0.41%
Lumen Technologies, Inc.,
4.50%, 01/15/2029(c)	31,000	28,755
5.38%, 06/15/2029(c)	18,000	16,747
10.00%, 10/15/2032(c)	60,000	60,516
Series P, 7.60%, 09/15/2039	32,000	31,120
Series U, 7.65%, 03/15/2042	26,000	24,927
Zayo Group Holdings, Inc.,
0.50% PIK Rate, 5.75% Cash Rate, 03/09/2030(c)(d)	90,169	83,172
1.88% PIK Rate 7.13% Cash Rate, 09/09/2030(c)(d)	57,026	50,810
		296,047
Apparel Retail–0.51%
Saks Global Enterprises LLC, 11.00%, 12/15/2029(c)	295,020	105,176
William Carter Co. (The), 7.38%, 02/15/2031(c)	258,000	263,470
		368,646
Application Software–1.78%
Cloud Software Group, Inc.,
9.00%, 09/30/2029(c)	553,000	571,008
8.25%, 06/30/2032(c)	193,000	203,655
SS&C Technologies, Inc., 5.50%, 09/30/2027(c)	518,000	518,396
		1,293,059
Automobile Manufacturers–1.45%
Allison Transmission, Inc.,
3.75%, 01/30/2031(c)	562,000	524,530
5.88%, 12/01/2033(c)	264,000	266,571
Nissan Motor Co. Ltd. (Japan), 8.13%, 07/17/2035(c)	250,000	264,410
		1,055,511
Automotive Parts & Equipment–3.86%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(c)	528,000	533,643
Clarios Global L.P./Clarios US Finance Co., 6.75%, 09/15/2032(c)	245,000	252,196
Principal Amount		Value
Automotive Parts & Equipment–(continued)
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(c)	$506,000	$542,397
Forvia SE (France), 8.00%, 06/15/2030(c)	392,000	418,100
NESCO Holdings II, Inc., 5.50%, 04/15/2029(c)	543,000	536,684
Phinia, Inc.,
6.75%, 04/15/2029(c)	229,000	236,614
6.63%, 10/15/2032(c)	277,000	287,835
		2,807,469
Automotive Retail–3.39%
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(c)(d)	524,788	590,644
Group 1 Automotive, Inc., 6.38%, 01/15/2030(c)	518,000	533,106
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(c)	274,000	269,999
8.25%, 08/01/2031(c)	498,000	525,840
Lithia Motors, Inc., 4.38%, 01/15/2031(c)	572,000	549,416
		2,469,005
Broadcasting–2.48%
AMC Networks, Inc.,
4.25%, 02/15/2029	65,000	57,124
10.50%, 07/15/2032(c)	49,000	52,533
E.W. Scripps Co. (The), 9.88%, 08/15/2030(c)	99,000	99,846
Gray Media, Inc.,
5.38%, 11/15/2031(c)	100,000	75,300
9.63%, 07/15/2032(c)	183,000	189,828
iHeartCommunications, Inc., 9.13%, 05/01/2029(c)	302,000	279,709
Univision Communications, Inc.,
8.00%, 08/15/2028(c)	281,000	290,227
9.38%, 08/01/2032(c)	215,000	228,421
Versant Media Group, Inc., 7.25%, 01/30/2031(c)	515,000	529,467
		1,802,455
Building Products–0.84%
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(c)	57,000	45,819
JELD-WEN, Inc.,
4.88%, 12/15/2027(c)	24,000	20,630
7.00%, 09/01/2032(c)	33,000	22,513
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(c)	521,000	521,857
		610,819
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Cable & Satellite–7.76%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(c)	$323,000	$320,115
4.75%, 02/01/2032(c)	629,000	578,570
4.50%, 05/01/2032	363,000	327,358
4.50%, 06/01/2033(c)	719,000	632,361
4.25%, 01/15/2034(c)	266,000	225,650
CSC Holdings LLC,
6.50%, 02/01/2029(c)	200,000	125,779
5.75%, 01/15/2030(c)	257,000	95,164
4.13%, 12/01/2030(c)	200,000	114,270
4.63%, 12/01/2030(c)	216,000	77,359
4.50%, 11/15/2031(c)	200,000	113,288
Directv Financing LLC, 8.88%, 02/01/2030(c)	131,000	129,742
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(c)	134,000	133,217
DISH DBS Corp.,
5.25%, 12/01/2026(c)	167,000	163,281
7.38%, 07/01/2028	225,000	209,938
5.75%, 12/01/2028(c)	179,000	173,125
5.13%, 06/01/2029	256,000	216,904
DISH Network Corp., 11.75%, 11/15/2027(c)	260,000	271,712
EchoStar Corp.,
10.75%, 11/30/2029	258,000	284,688
6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(d)	748,902	778,454
Sinclair Television Group, Inc.,
5.50%, 03/01/2030(c)	37,000	32,699
8.13%, 02/15/2033(c)	102,000	106,346
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(c)	575,000	536,630
		5,646,650
Casinos & Gaming–2.43%
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033(c)	500,000	495,434
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(c)	797,000	755,276
Voyager Parent LLC, 9.25%, 07/01/2032(c)	486,000	515,321
		1,766,031
Commercial & Residential Mortgage Finance–2.51%
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(c)	502,000	495,510
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(c)	278,000	271,937
Rocket Cos., Inc., 6.13%, 08/01/2030(c)	521,000	541,237
Walker & Dunlop, Inc., 6.63%, 04/01/2033(c)	508,000	522,591
		1,831,275
Commodity Chemicals–0.69%
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(c)	483,000	500,982
Principal Amount		Value
Construction & Engineering–1.44%
AECOM, 6.00%, 08/01/2033(c)	$520,000	$534,932
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(c)	525,000	511,727
		1,046,659
Construction Materials–0.07%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(c)	57,000	47,713
Consumer Finance–4.72%
EZCORP, Inc., 7.38%, 04/01/2032(c)	990,000	1,040,345
FirstCash, Inc., 6.88%, 03/01/2032(c)	766,000	797,439
Navient Corp.,
5.00%, 03/15/2027	366,000	365,971
9.38%, 07/25/2030	163,000	180,797
OneMain Finance Corp.,
3.50%, 01/15/2027	503,000	496,847
6.63%, 05/15/2029	214,000	221,708
7.13%, 09/15/2032	325,000	336,998
		3,440,105
Copper–0.72%
First Quantum Minerals Ltd. (Zambia),
8.63%, 06/01/2031(c)	250,000	262,645
8.00%, 03/01/2033(c)	250,000	263,632
		526,277
Diversified Banks–0.72%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(c)	517,000	524,244
Diversified Financial Services–6.48%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(e)	748,000	784,911
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(c)	264,000	277,554
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(c)	765,000	795,699
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(c)	739,000	765,223
Jane Street Group/JSG Finance, Inc.,
6.13%, 11/01/2032(c)	518,000	527,400
6.75%, 05/01/2033(c)	508,000	531,725
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(c)	275,000	261,468
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(c)	738,000	777,878
		4,721,858
Diversified REITs–1.18%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(c)	574,000	553,297
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(c)	321,000	308,101
		861,398
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Diversified Support Services–1.59%
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(c)	$748,000	$766,749
7.75%, 03/15/2031(c)	246,000	258,138
Sabre GLBL, Inc.,
10.75%, 11/15/2029(c)	50,000	44,034
11.13%, 07/15/2030(c)	100,000	86,619
		1,155,540
Electric Utilities–6.02%
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(e)	762,000	773,351
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(c)	769,000	769,588
Entergy Corp., 7.13%, 12/01/2054(e)	501,000	527,420
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(c)	780,000	790,265
NRG Energy, Inc., 6.00%, 01/15/2036(c)	793,000	805,860
Vistra Operations Co. LLC,
5.00%, 07/31/2027(c)	190,000	190,727
7.75%, 10/15/2031(c)	495,000	526,094
		4,383,305
Electrical Components & Equipment–1.09%
EnerSys, 6.63%, 01/15/2032(c)	508,000	528,560
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/2028(c)	258,000	266,379
		794,939
Electronic Components–0.74%
Sensata Technologies, Inc.,
3.75%, 02/15/2031(c)	223,000	208,843
6.63%, 07/15/2032(c)	319,000	333,804
		542,647
Environmental & Facilities Services–1.07%
GFL Environmental, Inc., 4.00%, 08/01/2028(c)	545,000	534,780
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(c)	236,000	248,174
		782,954
Fertilizers & Agricultural Chemicals–0.13%
FMC Corp., 3.45%, 10/01/2029	105,000	95,649
Gold–1.52%
New Gold, Inc. (Canada), 6.88%, 04/01/2032(c)	1,040,000	1,107,063
Health Care Equipment–0.74%
Hologic, Inc., 3.25%, 02/15/2029(c)	548,000	542,024
Health Care Facilities–1.20%
Select Medical Corp., 6.25%, 12/01/2032(c)	93,000	92,442
Tenet Healthcare Corp.,
4.25%, 06/01/2029	320,000	313,936
6.75%, 05/15/2031	195,000	203,319
5.50%, 11/15/2032(c)	215,000	218,548
6.00%, 11/15/2033(c)	43,000	44,428
		872,673
Principal Amount		Value
Health Care REITs–1.21%
Diversified Healthcare Trust,
0.00%, 01/15/2026(c)(f)	$381,000	$379,482
7.25%, 10/15/2030(c)	250,000	254,440
4.38%, 03/01/2031	151,000	133,027
MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 08/01/2029	66,000	55,640
3.50%, 03/15/2031	77,000	56,507
		879,096
Health Care Services–2.57%
Community Health Systems, Inc.,
5.25%, 05/15/2030(c)	419,000	396,179
4.75%, 02/15/2031(c)	444,000	397,597
DaVita, Inc.,
6.88%, 09/01/2032(c)	249,000	259,307
6.75%, 07/15/2033(c)	265,000	275,590
MPH Acquisition Holdings LLC,
5.75%, 12/31/2030(c)	218,000	192,254
5.00% PIK Rate, 6.50% Cash Rate, 12/31/2030(c)(d)	326,075	350,225
		1,871,152
Health Care Supplies–1.09%
Medline Borrower L.P.,
3.88%, 04/01/2029(c)	275,000	267,165
5.25%, 10/01/2029(c)	525,000	526,699
		793,864
Home Improvement Retail–0.07%
LBM Acquisition LLC, 6.25%, 01/15/2029(c)	59,000	52,823
Homefurnishing Retail–0.36%
Wayfair LLC,
7.25%, 10/31/2029(c)	40,000	41,710
6.75%, 11/15/2032(c)	215,000	219,913
		261,623
Hotel & Resort REITs–1.43%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(c)	516,000	536,593
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(c)	531,000	502,277
		1,038,870
Hotels, Resorts & Cruise Lines–0.73%
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033(c)	515,000	531,426
Household Appliances–0.36%
Whirlpool Corp., 6.50%, 06/15/2033	264,000	262,531
Housewares & Specialties–1.07%
Newell Brands, Inc.,
6.63%, 09/15/2029	249,000	245,526
6.38%, 05/15/2030	555,000	534,728
		780,254
Independent Power Producers & Energy Traders–2.60%
Vistra Corp.,
8.00%(c)(e)(g)	256,000	262,624
Series C, 8.88%(c)(e)(g)	999,000	1,116,646
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Independent Power Producers & Energy Traders–(continued)
VoltaGrid LLC, 7.38%, 11/01/2030(c)	$517,000	$515,920
		1,895,190
Industrial Machinery & Supplies & Components–2.58%
Enpro, Inc., 6.13%, 06/01/2033(c)	530,000	548,816
ESAB Corp., 6.25%, 04/15/2029(c)	758,000	781,835
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(c)	556,000	548,289
		1,878,940
Insurance Brokers–1.82%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(c)	527,000	548,041
HUB International Ltd.,
7.25%, 06/15/2030(c)	252,000	264,260
7.38%, 01/31/2032(c)	245,000	255,076
USI, Inc., 7.50%, 01/15/2032(c)	246,000	256,758
		1,324,135
Integrated Oil & Gas–0.34%
Petroleos Mexicanos (Mexico), 6.63%, 06/15/2035	260,000	245,804
Integrated Telecommunication Services–8.56%
Altice France Lux 3/Altice Holdings 1 (Luxembourg), 10.00%, 01/15/2033(c)	180,000	171,710
Altice France S.A. (France),
6.88%, 10/15/2030(c)	40,590	40,039
6.88%, 07/15/2032(c)	654,585	638,691
APLD ComputeCo LLC, 9.25%, 12/15/2030(c)	460,000	444,475
Cipher Compute LLC, 7.13%, 11/15/2030(c)	409,000	416,031
FiberCop S.p.A. (Italy),
6.00%, 09/30/2034(c)	525,000	495,314
7.20%, 07/18/2036(c)	275,000	275,588
Iliad Holding S.A.S. (France),
8.50%, 04/15/2031(c)	710,000	763,235
7.00%, 04/15/2032(c)	290,000	299,304
Level 3 Financing, Inc.,
3.63%, 01/15/2029(c)	31,000	28,066
4.88%, 06/15/2029(c)	170,000	162,775
3.75%, 07/15/2029(c)	53,000	47,092
4.50%, 04/01/2030(c)	228,000	211,185
3.88%, 10/15/2030(c)	66,000	59,385
4.00%, 04/15/2031(c)	64,000	56,640
6.88%, 06/30/2033(c)	228,000	232,412
7.00%, 03/31/2034(c)	261,500	268,083
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	281,000	296,118
7.72%, 06/04/2038	202,000	224,555
VMED 02 UK Financing I PLC (United Kingdom), 6.75%, 01/15/2033(c)	141,000	140,593
Windstream Services LLC, 7.50%, 10/15/2033(c)	492,000	501,166
WULF Compute LLC, 7.75%, 10/15/2030(c)	443,000	458,381
		6,230,838
Principal Amount		Value
Interactive Media & Services–1.07%
WarnerMedia Holdings, Inc.,
4.28%, 03/15/2032	$274,000	$250,710
5.05%, 03/15/2042	340,000	272,269
5.14%, 03/15/2052	341,000	255,920
		778,899
Internet Services & Infrastructure–0.88%
Beignet Investor LLC, 6.58%, 05/30/2049(c)	244,000	263,215
CoreWeave, Inc.,
9.25%, 06/01/2030(c)	102,000	94,203
9.00%, 02/01/2031(c)	164,000	148,607
Getty Images, Inc., 10.50%, 11/15/2030(c)	132,000	134,970
		640,995
Investment Banking & Brokerage–0.70%
Boost Newco Borrower LLC, 7.50%, 01/15/2031(c)	478,000	507,983
Marine Transportation–1.47%
Danaos Corp. (Greece), 6.88%, 10/15/2032(c)	537,000	547,025
Viking Cruises Ltd., 5.88%, 10/15/2033(c)	514,000	522,654
		1,069,679
Metal, Glass & Plastic Containers–0.06%
LABL, Inc., 10.50%, 07/15/2027(c)	69,000	42,429
Movies & Entertainment–1.21%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(c)	64,000	57,562
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(c)	878,000	822,028
		879,590
Multi-line Insurance–1.08%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(c)	756,000	785,629
Multi-Utilities–0.71%
CenterPoint Energy, Inc., 6.70%, 05/15/2055(e)	503,000	516,732
Office REITs–0.38%
Office Properties Income Trust, 9.00%, 12/31/2059(c)(h)	379,000	278,565
Oil & Gas Drilling–1.48%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(c)	509,000	525,635
Transocean International Ltd., 7.88%, 10/15/2032(c)	526,000	548,671
		1,074,306
Oil & Gas Equipment & Services–1.05%
Tidewater, Inc., 9.13%, 07/15/2030(c)	717,000	767,151
Oil & Gas Exploration & Production–2.16%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(c)	490,000	512,374
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Caturus Energy LLC, 8.50%, 02/15/2030(c)	$514,000	$530,744
Comstock Resources, Inc., 6.75%, 03/01/2029(c)	528,000	530,007
		1,573,125
Oil & Gas Refining & Marketing–1.43%
Sunoco L.P.,
5.63%, 03/15/2031(c)	72,000	72,455
6.25%, 07/01/2033(c)	394,000	404,958
5.88%, 03/15/2034(c)	403,000	405,870
7.88%(c)(e)(g)	154,000	156,809
		1,040,092
Oil & Gas Storage & Transportation–7.16%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(c)	505,000	523,819
Excelerate Energy L.P., 8.00%, 05/15/2030(c)	504,000	537,333
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	384,000	396,421
8.00%, 05/15/2033	371,000	383,040
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(c)	535,000	543,803
New Fortress Energy, Inc., 6.50%, 09/30/2026(c)	88,000	15,209
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(c)	507,000	516,811
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(c)	524,000	544,240
Venture Global LNG, Inc.,
9.88%, 02/01/2032(c)	725,000	755,274
9.00%(c)(e)(g)	275,500	234,719
Venture Global Plaquemines LNG LLC,
6.50%, 01/15/2034(c)	453,000	468,836
6.75%, 01/15/2036(c)	283,000	296,811
		5,216,316
Other Specialized REITs–0.73%
Iron Mountain, Inc., 4.50%, 02/15/2031(c)	556,000	532,635
Other Specialty Retail–1.29%
Michaels Cos., Inc. (The),
5.25%, 05/01/2028(c)	51,000	48,311
7.88%, 05/01/2029(c)	95,000	86,712
PetSmart LLC/PetSmart Finance Corp.,
7.50%, 09/15/2032(c)	275,000	277,793
10.00%, 09/15/2033(c)	275,000	281,881
SGUS LLC, 11.00%, 12/15/2029(c)	131,980	107,611
Staples, Inc.,
10.75%, 09/01/2029(c)	100,000	98,784
12.75%, 01/15/2030(c)	50,000	39,659
		940,751
Packaged Foods & Meats–0.76%
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(c)	576,000	551,874
Principal Amount		Value
Passenger Airlines–1.34%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(c)	$729,000	$738,134
CHC Group LLC, 11.75%, 09/01/2030(c)	251,000	240,854
		978,988
Personal Care Products–0.59%
Opal Bidco SAS (France), 6.50%, 03/31/2032 (Acquired 03/31/2025-04/14/2025; Cost $414,463)(c)	415,000	428,148
Pharmaceuticals–1.60%
1261229 BC Ltd., 10.00%, 04/15/2032(c)	670,000	693,242
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(c)	158,000	167,089
Bausch Health Cos., Inc.,
5.00%, 02/15/2029(c)	87,000	69,320
6.25%, 02/15/2029(c)	101,000	82,894
5.25%, 01/30/2030(c)	122,000	89,783
5.25%, 02/15/2031(c)	95,000	64,626
		1,166,954
Research & Consulting Services–1.07%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(c)	827,000	782,305
Security & Alarm Services–0.71%
Brink’s Co. (The), 6.75%, 06/15/2032(c)	493,000	514,551
Semiconductors–1.32%
AP Grange Holdings LLC, 6.50%, 03/20/2045(c)(i)	389,000	437,806
Kioxia Holdings Corp. (Japan), 6.63%, 07/24/2033(c)	500,000	520,500
		958,306
Sovereign Debt–0.49%
Mexico Government International Bond (Mexico), Series 10, 5.63%, 09/22/2035	364,000	360,731
Specialized Consumer Services–1.11%
Carriage Services, Inc., 4.25%, 05/15/2029(c)	842,000	807,247
Specialized Finance–1.11%
HA Sustainable Infrastructure Capital, Inc., 8.00%, 06/01/2056(e)	287,000	292,637
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(c)	491,000	515,792
		808,429
Specialty Chemicals–0.74%
Celanese US Holdings LLC, 7.20%, 11/15/2033	496,000	518,378
Vibrantz Technologies, Inc., 9.00%, 02/15/2030(c)	61,000	17,690
		536,068
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Steel–0.73%
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(c)	$239,000	$246,101
7.00%, 03/15/2032(c)	280,000	287,363
		533,464
Systems Software–0.13%
McAfee Corp., 7.38%, 02/15/2030(c)	111,000	96,985
Technology Hardware, Storage & Peripherals–0.14%
Xerox Corp.,
10.25%, 10/15/2030(c)	20,000	20,526
13.50%, 04/15/2031(c)	30,000	27,769
4.80%, 03/01/2035	23,000	6,437
6.75%, 12/15/2039	21,000	7,009
Xerox Holdings Corp.,
5.50%, 08/15/2028(c)	54,000	23,102
8.88%, 11/30/2029(c)	45,000	16,739
		101,582
Trading Companies & Distributors–2.91%
Air Lease Corp., Series B, 4.65%(e)(g)	791,000	783,899
Aircastle Ltd., 5.25%(c)(e)(g)	1,338,000	1,332,926
		2,116,825
Wireless Telecommunication Services–2.21%
VMED O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(c)	575,000	531,111
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(e)	1,142,000	1,074,887
		1,605,998
Total U.S. Dollar Denominated Bonds & Notes (Cost $89,576,331)		91,161,496
Variable Rate Senior Loan Interests–8.12%(j)(k)
Advertising–0.52%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.03% (1 mo. Term SOFR + 4.11%), 08/23/2028	377,352	378,631
Aerospace & Defense–1.41%
TransDigm, Inc., Term Loan L, 6.50% (3 mo. Term SOFR + 2.50%), 01/19/2032	1,026,573	1,029,504
Cable & Satellite–0.24%
CSC Holdings LLC, Term Loan, 8.25% (3 mo. PRIME + 1.50%), 04/15/2027	196,867	175,766
Electronic Manufacturing Services–1.08%
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 6.12% (6 mo. Term SOFR + 2.25%), 08/04/2031	784,075	785,322
Health Care Services–0.36%
MPH Acquisition Holdings LLC, Term Loan, 7.59% (3 mo. Term SOFR + 3.75%), 12/31/2030	262,017	262,454
Health Care Supplies–0.69%
Bausch and Lomb, Inc., Term Loan B, 8.17% (1 mo. Term SOFR + 4.25%), 01/30/2031	498,750	502,615
	Principal Amount		Value
Oil & Gas Storage & Transportation–0.78%
New Fortress Energy, Inc., Term Loan B, 9.57% (3 mo. Term SOFR + 5.50%), 10/30/2028		$74,812	$34,379
Prairie Acquiror L.P., Term Loan B, 7.67% (1 mo. Term SOFR + 3.75%), 08/01/2029		531,937	536,980
			571,359
Passenger Airlines–0.44%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 7.13% (3 mo. SOFR + 3.25%), 05/07/2032		318,400	319,912
Pharmaceuticals–1.23%
Amneal Pharmaceuticals LLC, Term Loan B, 7.42% (1 mo. Term SOFR + 3.50%), 07/31/2032		375,000	379,063
Endo Finance Holdings, Inc., Term Loan B, 7.67% (1 mo. Term SOFR + 3.75%), 04/23/2031		519,750	514,488
			893,551
Real Estate Development–0.74%
Greystar Real Estate Partners LLC, Term Loan B, 6.32% (3 mo. Term SOFR + 2.50%), 08/21/2030(i)		534,766	538,108
Real Estate Operating Companies–0.63%
Cushman & Wakefield US Borrower LLC, Term Loan, 6.67% (1 mo. Term SOFR + 3.75%), 01/31/2030		455,107	457,290
Total Variable Rate Senior Loan Interests (Cost $5,910,507)			5,914,512
Non-U.S. Dollar Denominated Bonds & Notes–3.56%(l)
Automotive Parts & Equipment–0.37%
Clarios Global L.P./Clarios US Finance Co., 4.75%, 06/15/2031(c)	EUR	225,000	266,511
Cable & Satellite–1.04%
Sunrise FinCo I B.V. (Netherlands), 4.63%, 05/15/2032 (Acquired 05/21/2025-05/28/2025; Cost $539,092)(c)(m)	EUR	475,000	558,545
Virgin Media O2 Vendor Financing Notes V DAC (Ireland), 7.88%, 03/15/2032(c)	GBP	150,000	201,848
			760,393
Commercial & Residential Mortgage Finance–0.70%
ION Platform Finance S.a.r.l. (Luxembourg),
6.50%, 09/30/2030(c)	EUR	150,000	169,643
6.88%, 09/30/2032(c)	EUR	300,000	336,830
			506,473
Integrated Telecommunication Services–0.26%
Altice France (France), 4.75%, 10/15/2030(c)	EUR	173,272	192,596
IT Consulting & Other Services–0.77%
Atos SE (France), 5.00%, 12/18/2030(c)(n)	EUR	500,000	559,298
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount			Value
Transaction & Payment Processing Services–0.42%
Worldline S.A. (France), 4.13%, 09/12/2028(c)	EUR	300,000	$306,389
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,415,452)			2,591,660
Shares
Exchange-Traded Funds–0.74%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF (Cost $533,779)		14,000	537,040
Common Stocks & Other Equity Interests–0.42%
Alternative Carriers–0.03%
Lumen Technologies, Inc.(o)		2,000	16,220
Broadline Retail–0.01%
Americanas S.A. (Brazil)(o)		5,642	6,278
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(o)		1,880	1,409
			7,687
Casinos & Gaming–0.00%
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034 (Spain)(i)		3	14
Food Retail–0.00%
Casino Guichard-Perrachon S.A. (France)(o)		2,804	822
Shares		Value
Food Retail–(continued)
Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France)(o)	149,811	$87
		909
Integrated Telecommunication Services–0.38%
Altice France Holding S.A. (Luxembourg)(c)	752	105
Altice France S.A. (France)	15,186	277,653
		277,758
Total Common Stocks & Other Equity Interests (Cost $323,054)		302,588
Money Market Funds–0.68%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(p)(q)	172,969	172,969
Invesco Treasury Portfolio, Institutional Class, 3.85%(p)(q)	321,229	321,229
Total Money Market Funds (Cost $494,198)		494,198
TOTAL INVESTMENTS IN SECURITIES–138.73% (Cost $99,253,321)		101,001,494
BORROWINGS–(41.96)%		(30,550,000)
OTHER ASSETS LESS LIABILITIES—3.23%		2,354,715
NET ASSETS–100.00%		$72,806,209
Investment Abbreviations:
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $80,348,335, which represented 110.36% of the Trust’s Net Assets.

(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Zero coupon bond issued at a discount.
(g)	Perpetual bond with no specified maturity date.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2025 represented less than 1% of the Trust’s Net Assets.

(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(k)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Restricted security. The value of this security at November 30, 2025 represented less than 1% of the Trust’s Net Assets.
(n)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(o)	Non-income producing security.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$412,682	$16,836,861	$(17,076,574)	$-	$-	$172,969	$19,143
Invesco Treasury Portfolio, Institutional Class	766,389	31,268,457	(31,713,617)	-	-	321,229	35,076
Total	$1,179,071	$48,105,318	$(48,790,191)	$-	$-	$494,198	$54,219

(q)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
01/28/2026	Barclays Bank PLC	EUR	2,016,000	USD	2,352,057	$6,391
01/28/2026	Goldman Sachs International	EUR	1,000,000	USD	1,169,042	5,517
01/28/2026	State Street Bank & Trust Co.	EUR	600,000	USD	701,563	3,448
01/28/2026	State Street Bank & Trust Co.	GBP	83,000	USD	110,989	1,057
01/28/2026	Wells Fargo Bank, N.A.	USD	1,858,207	EUR	1,600,000	3,433
Total Forward Foreign Currency Contracts						$19,846

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$90,723,690	$437,806	$91,161,496
Variable Rate Senior Loan Interests	—	5,376,404	538,108	5,914,512
Non-U.S. Dollar Denominated Bonds & Notes	—	2,591,660	—	2,591,660
Exchange-Traded Funds	537,040	—	—	537,040
Common Stocks & Other Equity Interests	23,994	278,580	14	302,588
Money Market Funds	494,198	—	—	494,198
Total Investments in Securities	1,055,232	98,970,334	975,928	101,001,494
Other Investments - Assets*
Forward Foreign Currency Contracts	—	19,846	—	19,846
Total Investments	$1,055,232	$98,990,180	$975,928	$101,021,340

*	Unrealized appreciation.
Invesco High Income Trust II